UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Greater China Growth Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
China — 51.7%
Automobiles — 1.1%
Great Wall Motor Co., Ltd., Class H	976,500	$1,148,898

		$1,148,898

Banks — 5.3%
China Construction Bank Corp., Class H	3,069,110	$2,692,349
Industrial & Commercial Bank of China, Ltd., Class H	3,646,000	2,851,756

		$5,544,105

Food Products — 7.9%
China Mengniu Dairy Co., Ltd.	731,000	$1,862,097
Dali Foods Group Co., Ltd.(1)	2,853,500	2,235,281
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	701,364
Tingyi (Cayman Islands) Holding Corp.	2,190,000	3,438,665

		$8,237,407

Gas Utilities — 1.5%
China Resources Gas Group, Ltd.	398,000	$1,544,388

		$1,544,388

Hotels, Restaurants & Leisure — 3.1%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	551,500	$901,696
Yum China Holdings, Inc.	56,267	2,297,382

		$3,199,078

Household Durables — 2.7%
Haier Electronics Group Co., Ltd.	1,052,000	$2,838,042

		$2,838,042

Insurance — 7.7%
China Pacific Insurance (Group) Co., Ltd., Class H	345,000	$1,657,911
Ping An Insurance (Group) Co. of China, Ltd., Class H	638,000	6,331,012

		$7,988,923

Internet Software & Services — 9.8%
Tencent Holdings, Ltd.	199,300	$10,204,385

		$10,204,385

Oil, Gas & Consumable Fuels — 0.8%
China Petroleum & Chemical Corp., Class H	1,134,000	$813,957

		$813,957

Personal Products — 1.7%
Hengan International Group Co., Ltd.	178,000	$1,742,093

		$1,742,093

Pharmaceuticals — 1.1%
Sino Biopharmaceutical, Ltd.	827,000	$1,087,295

		$1,087,295

1

Security	Shares	Value
Real Estate Management & Development — 2.3%
China Overseas Land & Investment, Ltd.	762,000	$2,431,917

		$2,431,917

Textiles, Apparel & Luxury Goods — 3.4%
ANTA Sports Products, Ltd.	782,000	$3,504,446

		$3,504,446

Wireless Telecommunication Services — 3.3%
China Mobile, Ltd.	331,500	$3,372,258

		$3,372,258

Total China (identified cost $32,482,498)		$53,657,192

Hong Kong — 29.7%
Auto Components — 1.5%
Nexteer Automotive Group, Ltd.	743,000	$1,598,309

		$1,598,309

Capital Markets — 3.8%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$3,922,450

		$3,922,450

Equity Real Estate Investment Trusts (REITs) — 3.3%
Link REIT	379,000	$3,392,826

		$3,392,826

Food & Staples Retailing — 1.6%
Dairy Farm International Holdings, Ltd.	205,800	$1,651,774

		$1,651,774

Food Products — 1.0%
Vitasoy International Holdings, Ltd.	406,000	$1,045,596

		$1,045,596

Hotels, Restaurants & Leisure — 3.0%
Sands China, Ltd.	634,400	$3,099,321

		$3,099,321

Household Durables — 2.0%
Techtronic Industries Co., Ltd.	356,000	$2,063,894

		$2,063,894

Industrial Conglomerates — 1.7%
CK Hutchison Holdings, Ltd.	137,356	$1,733,243

		$1,733,243

Insurance — 8.5%
AIA Group, Ltd.	1,090,200	$8,882,698

		$8,882,698

Real Estate Management & Development — 3.3%
CK Asset Holdings, Ltd.	303,856	$2,570,886
Hongkong Land Holdings, Ltd.	125,800	920,069

		$3,490,955

Total Hong Kong (identified cost $18,165,818)		$30,881,066

2

Security	Shares	Value
Luxembourg — 1.2%
Textiles, Apparel & Luxury Goods — 1.2%
Samsonite International SA	285,900	$1,189,601

Total Luxembourg (identified cost $707,069)		$1,189,601

Taiwan — 15.7%
Banks — 1.8%
CTBC Financial Holding Co., Ltd.	2,782,881	$1,862,805

		$1,862,805

Electronic Equipment, Instruments & Components — 4.7%
Delta Electronics, Inc.	158,000	$723,074
Hon Hai Precision Industry Co., Ltd.	626,181	2,102,024
Largan Precision Co., Ltd.	12,000	2,072,786

		$4,897,884

Food & Staples Retailing — 3.2%
President Chain Store Corp.	351,000	$3,334,030

		$3,334,030

Insurance — 1.6%
Cathay Financial Holding Co., Ltd.	994,929	$1,724,241

		$1,724,241

Multiline Retail — 1.5%
Poya International Co., Ltd.	123,462	$1,535,449

		$1,535,449

Semiconductors & Semiconductor Equipment — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	395,839	$2,989,992

		$2,989,992

Total Taiwan (identified cost $10,117,976)		$16,344,401

Total Common Stocks (identified cost $61,473,361)		$102,072,260

Short-Term Investments — 1.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 12/1/17	$1,867	$1,866,769

Total Short-Term Investments (identified cost $1,866,769)		$1,866,769

Total Investments — 100.1% (identified cost $63,340,130)		$103,939,029

3

Value
Other Assets, Less Liabilities — (0.1)%	$(114,266)

Net Assets — 100.0%	$103,824,763

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $3,136,977 or 3.0% of the Fund’s net assets.

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,297,382	$17,879,656		$—	$20,177,038
Consumer Staples	—	16,010,900		—	16,010,900
Energy	—	813,957		—	813,957
Financials	—	29,925,222		—	29,925,222
Health Care	—	1,087,295		—	1,087,295
Industrials	—	1,733,243		—	1,733,243
Information Technology	—	18,092,261		—	18,092,261
Real Estate	—	9,315,698		—	9,315,698
Telecommunication Services	—	3,372,258		—	3,372,258
Utilities	—	1,544,388		—	1,544,388
Total Common Stocks	$2,297,382	$99,774,878	*	$—	$102,072,260
Short-Term Investments	$—	$1,866,769		$—	$1,866,769
Total Investments	$2,297,382	$101,641,647		$—	$103,939,029

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 54.9%

Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)	9,508	$2,631,814
United Technologies Corp.	14,210	1,725,805

		$4,357,619

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	9,152	$1,111,510

		$1,111,510

Auto Components — 0.8%
Compagnie Generale des Etablissements Michelin, Class B	9,802	$1,421,344
Continental AG	5,648	1,505,348
Delphi Automotive PLC	10,314	1,079,566
Valeo SA	18,159	1,316,833

		$5,323,091

Automobiles — 0.9%
Bayerische Motoren Werke AG	14,406	$1,454,362
Daimler AG	30,410	2,519,317
Volkswagen AG, PFC Shares	8,115	1,722,682

		$5,696,361

Banks — 7.1%
Banco Bilbao Vizcaya Argentaria SA	158,884	$1,362,134
Banco Santander SA	301,067	2,027,828
Bankinter SA	55,149	532,372
BNP Paribas SA	21,066	1,594,968
Chemical Financial Corp.	33,165	1,870,174
Citigroup, Inc.	50,312	3,798,556
Commerzbank AG(1)	63,645	924,277
CVB Financial Corp.	67,727	1,665,407
Danske Bank A/S	35,344	1,319,424
DNB ASA	74,527	1,357,535
Glacier Bancorp, Inc.	45,493	1,821,995
Great Western Bancorp, Inc.	26,219	1,083,369
ING Groep NV	93,682	1,692,852
JPMorgan Chase & Co.	42,023	4,392,244
KBC Group NV	17,460	1,431,758
Nordea Bank AB	100,571	1,179,336
Old National Bancorp	96,921	1,768,808
PNC Financial Services Group, Inc. (The)	16,420	2,307,995
Skandinaviska Enskilda Banken AB, Class A	122,331	1,453,894
Societe Generale SA	16,922	851,538
SunTrust Banks, Inc.	14,725	907,502
Svenska Handelsbanken AB, Class A	47,039	643,520
Swedbank AB, Class A	53,150	1,271,067
U.S. Bancorp	56,911	3,138,642

Security	Shares	Value
United Bankshares, Inc.	38,676	$1,452,284
Wells Fargo & Co.	53,384	3,014,594
Westamerica Bancorporation	23,753	1,468,648

		$46,332,721

Beverages — 0.3%
Coca-Cola Co. (The)	27,250	$1,247,232
PepsiCo, Inc.	6,394	745,029

		$1,992,261

Capital Markets — 4.3%
Ameriprise Financial, Inc.	13,321	$2,174,387
Bank of New York Mellon Corp. (The)	35,638	1,950,824
BlackRock, Inc.	3,750	1,879,462
Charles Schwab Corp. (The)	43,049	2,100,361
CME Group, Inc.	5,707	853,425
Credit Suisse Group AG	37,338	633,614
Deutsche Boerse AG	11,235	1,275,093
FactSet Research Systems, Inc.	3,953	790,126
Franklin Resources, Inc.	37,833	1,640,060
Goldman Sachs Group, Inc. (The)	9,425	2,334,007
Intercontinental Exchange, Inc.	11,525	823,461
Moody’s Corp.	12,262	1,861,617
Morgan Stanley	20,838	1,075,449
Northern Trust Corp.	19,288	1,885,981
Partners Group Holding AG	2,075	1,429,040
S&P Global, Inc.	5,600	926,688
State Street Corp.	9,274	884,276
T. Rowe Price Group, Inc.	19,867	2,044,711
UBS Group AG	79,102	1,368,334

		$27,930,916

Chemicals — 1.5%
Air Products and Chemicals, Inc.	5,146	$839,004
DowDuPont, Inc.	30,334	2,182,835
Eastman Chemical Co.	7,451	688,249
Ecolab, Inc.	7,259	986,643
LyondellBasell Industries NV, Class A	7,059	739,077
Monsanto Co.	7,591	898,319
PPG Industries, Inc.	9,992	1,167,565
Praxair, Inc.	7,747	1,192,418
Sherwin-Williams Co. (The)	2,189	874,331

		$9,568,441

Commercial Services & Supplies — 0.1%
Deluxe Corp.	8,990	$639,189

		$639,189

Communications Equipment — 0.9%
Cisco Systems, Inc.	111,788	$4,169,693
InterDigital, Inc.	26,021	1,980,198

		$6,149,891

Security	Shares	Value
Consumer Finance — 0.7%
American Express Co.	21,831	$2,133,107
Capital One Financial Corp.	18,761	1,726,012
Discover Financial Services	10,825	764,245

		$4,623,364

Containers & Packaging — 0.2%
Ball Corp.	18,650	$744,322
International Paper Co.	13,376	757,215

		$1,501,537

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,078,080

		$1,078,080

Diversified Consumer Services — 0.1%
TAL Education Group ADR	26,730	$745,232

		$745,232

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	20,332	$3,924,280
Industrivarden AB, Class C	61,273	1,494,199

		$5,418,479

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	58,680	$2,134,778
Verizon Communications, Inc.	28,449	1,447,770

		$3,582,548

Electric Utilities — 0.3%
American Electric Power Co., Inc.	8,452	$656,129
Duke Energy Corp.	7,189	641,115
NextEra Energy, Inc.	4,769	753,693

		$2,050,937

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	13,259	$928,262
Corning, Inc.	27,354	885,996
TE Connectivity, Ltd.	11,636	1,098,904
Vishay Intertechnology, Inc.	81,491	1,784,653

		$4,697,815

Energy Equipment & Services — 0.4%
Schlumberger, Ltd.	22,107	$1,389,425
Subsea 7 SA	36,350	531,766
TechnipFMC PLC	19,885	569,507

		$2,490,698

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	3,575	$659,337
CVS Health Corp.	8,391	642,751
Wal-Mart Stores, Inc.	14,872	1,446,004
Walgreens Boots Alliance, Inc.	11,025	802,179

		$3,550,271

Security	Shares	Value
Food Products — 0.3%
Mondelez International, Inc., Class A	13,442	$577,200
Nestle SA	15,758	1,348,089

		$1,925,289

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	15,318	$1,005,473
McDonald’s Corp.	16,215	2,788,494
Sodexo SA	9,839	1,283,621
Starbucks Corp.	30,627	1,770,853

		$6,848,441

Household Products — 0.3%
Procter & Gamble Co. (The)	23,399	$2,105,676

		$2,105,676

Industrial Conglomerates — 1.3%
3M Co.	10,098	$2,455,228
General Electric Co.	115,246	2,107,849
Honeywell International, Inc.	14,359	2,239,430
Roper Technologies, Inc.	4,319	1,154,080
Siemens AG	6,484	881,414

		$8,838,001

Insurance — 6.5%
Aflac, Inc.	8,621	$755,544
Ageas	16,133	793,382
Alleghany Corp.(1)	2,535	1,482,468
Allianz SE	14,081	3,325,571
Allstate Corp. (The)	19,504	2,002,281
American Financial Group, Inc.	17,795	1,869,543
American International Group, Inc.	42,351	2,539,366
Aon PLC	12,000	1,682,640
AXA SA	53,461	1,613,042
Baloise Holding AG	4,900	755,747
Brighthouse Financial, Inc.(1)	2,734	160,732
Chubb, Ltd.	12,882	1,959,481
Hartford Financial Services Group, Inc.	31,541	1,811,715
Loews Corp.	32,840	1,651,195
Marsh & McLennan Cos., Inc.	19,817	1,663,241
MetLife, Inc.	30,079	1,614,641
Muenchener Rueckversicherungs-Gesellschaft AG	8,866	1,975,812
Progressive Corp. (The)	42,675	2,269,456
Prudential Financial, Inc.	24,305	2,815,491
Sampo Oyj, Class A	30,692	1,621,246
SCOR SE	13,852	564,173
Swiss Life Holding AG	1,968	661,885
Swiss Re AG	18,138	1,702,987
Travelers Cos., Inc. (The)	12,122	1,643,379
Willis Towers Watson PLC	10,532	1,693,546
Zurich Insurance Group AG	6,775	2,050,530

		$42,679,094

Security	Shares	Value
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.(1)	5,059	$5,953,178
Ctrip.com International, Ltd. ADR(1)	18,480	851,558
JD.com, Inc. ADR(1)	22,910	857,980
Priceline Group, Inc. (The)(1)	753	1,310,002

		$8,972,718

Internet Software & Services — 4.0%
58.com, Inc. ADR(1)	13,040	$935,490
Alibaba Group Holding, Ltd. ADR(1)	8,300	1,469,764
Alphabet, Inc., Class A(1)	4,756	4,928,025
Alphabet, Inc., Class C(1)	4,927	5,032,487
Altaba, Inc.(1)	16,486	1,155,009
Autohome, Inc. ADR(1)	13,140	727,562
Baidu, Inc. ADR(1)	5,330	1,271,631
China Literature, Ltd.(1)(2)	34	393
eBay, Inc.(1)	26,952	934,426
Facebook, Inc., Class A(1)	35,664	6,318,948
SINA Corp.(1)	7,450	728,387
Tencent Holdings, Ltd.	42,800	2,191,408
Weibo Corp. ADR(1)	8,140	883,678

		$26,577,208

IT Services — 3.1%
Accenture PLC, Class A	11,824	$1,750,070
Automatic Data Processing, Inc.	12,328	1,411,063
Cognizant Technology Solutions Corp., Class A	10,465	756,410
Fidelity National Information Services, Inc.	13,807	1,302,414
Fiserv, Inc.(1)	14,599	1,919,039
International Business Machines Corp.	20,933	3,223,054
Mastercard, Inc., Class A	23,519	3,538,904
Paychex, Inc.	18,639	1,254,591
PayPal Holdings, Inc.(1)	17,268	1,307,706
Visa, Inc., Class A	37,411	4,212,104

		$20,675,355

Machinery — 0.5%
Caterpillar, Inc.	10,734	$1,515,104
Cummins, Inc.	5,349	895,423
Ingersoll-Rand PLC	11,639	1,019,809

		$3,430,336

Media — 1.6%
Comcast Corp., Class A	105,522	$3,961,296
Liberty Global PLC, Class C(1)	17,454	538,107
Omnicom Group, Inc.	11,286	806,272
Twenty-First Century Fox, Inc., Class A	39,475	1,260,831
Walt Disney Co. (The)	36,389	3,814,295

		$10,380,801

Metals & Mining — 0.2%
Kaiser Aluminum Corp.	14,029	$1,358,849

		$1,358,849

Security	Shares	Value
Multi-Utilities — 0.1%
Dominion Energy, Inc.	7,454	$627,105

		$627,105

Multiline Retail — 0.1%
Target Corp.	10,326	$618,527

		$618,527

Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	25,769	$3,066,253
Exxon Mobil Corp.	49,278	4,104,365
Phillips 66	13,279	1,295,499

		$8,466,117

Pharmaceuticals — 0.8%
Johnson & Johnson	26,578	$3,703,113
Novartis AG	9,842	844,410
Roche Holding AG PC	2,975	751,827

		$5,299,350

Road & Rail — 0.4%
Union Pacific Corp.	18,717	$2,367,701

		$2,367,701

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.(1)	32,426	$2,430,977
Analog Devices, Inc.	9,280	799,101
Applied Materials, Inc.	26,727	1,410,384
Broadcom, Ltd.	4,897	1,361,072
Intel Corp.	97,794	4,385,083
MKS Instruments, Inc.	23,929	2,256,505
QUALCOMM, Inc.	18,442	1,223,442
Silicon Laboratories, Inc.(1)	24,701	2,250,261
Texas Instruments, Inc.	16,098	1,566,175
Xperi Corp.	74,404	1,435,997

		$19,118,997

Software — 2.7%
Adobe Systems, Inc.(1)	7,746	$1,405,667
CDK Global, Inc.	11,853	818,924
Intuit, Inc.	10,466	1,645,464
Micro Focus International PLC ADR(1)	4,518	151,353
Microsoft Corp.	109,208	9,192,037
Oracle Corp.	70,614	3,464,323
salesforce.com, inc.(1)	8,707	908,314

		$17,586,082

Specialty Retail — 1.2%
Hennes & Mauritz AB, Class B	42,736	$1,005,783
Home Depot, Inc. (The)	20,387	3,665,990
Industria de Diseno Textil SA	37,212	1,316,300
Lowe’s Cos., Inc.	11,067	922,656
TJX Cos., Inc. (The)	16,426	1,240,984

		$8,151,713

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	82,950	$14,254,957
Hewlett Packard Enterprise Co.	91,060	1,270,287

		$15,525,244

Textiles, Apparel & Luxury Goods — 1.2%
adidas AG	6,661	$1,392,008
Compagnie Financiere Richemont SA, Class A	16,460	1,418,589
Hermes International	1,135	597,979
LVMH Moet Hennessy Louis Vuitton SE	7,410	2,158,617
NIKE, Inc., Class B	24,416	1,475,215
Swatch Group AG (The)	1,781	650,837

		$7,693,245

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG	17,381	$772,589

		$772,589

Tobacco — 0.3%
Altria Group, Inc.	12,151	$824,202
Philip Morris International, Inc.	11,064	1,136,826

		$1,961,028

Total Common Stocks (identified cost $273,603,219)		$360,820,427

U.S. Treasury Obligations — 7.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.75%, 8/15/19	$2,956	$2,905,863
0.875%, 4/15/19	1,003	991,225
1.00%, 3/15/19	3,886	3,849,729
1.25%, 11/30/18	1,776	1,768,144
1.25%, 3/31/19	2,382	2,366,402
1.375%, 2/29/20	2,479	2,454,056
1.375%, 5/31/20	1,571	1,552,774
1.50%, 12/31/18	5,263	5,251,702
1.50%, 2/28/19	3,252	3,242,845
1.50%, 5/31/19	2,507	2,497,849
1.50%, 5/31/20	1,566	1,552,458
1.625%, 3/31/19	1,656	1,653,609
1.625%, 4/30/19	3,134	3,128,820
1.625%, 7/31/19	2,327	2,321,401
1.625%, 12/31/19	1,560	1,553,959
1.625%, 6/30/20	3,300	3,280,148
2.125%, 8/31/20	1,300	1,308,456
2.625%, 11/15/20	2,885	2,944,084
3.50%, 5/15/20	2,251	2,340,045

Total U.S. Treasury Obligations (identified cost $47,197,354)		$46,963,569

Exchange-Traded Funds(3) — 25.0%

Security	Shares	Value
Equity Funds — 5.9%
iShares MSCI China ETF	171,930	$11,388,643
iShares MSCI South Korea Capped ETF	63,800	4,794,570
iShares MSCI Taiwan Capped ETF	112,600	4,177,460
VanEck Vectors Junior Gold Miners ETF	442,676	14,010,696
WisdomTree India Earnings Fund	162,800	4,353,272

		$38,724,641

Fixed Income Funds — 17.4%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,644,000	$41,445,240
iShares 0-5 Year High Yield Corporate Bond ETF	1,172,660	55,431,638
iShares MBS ETF	166,000	17,685,640

		$114,562,518

Short-Term Fixed Income Funds — 1.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,089,715

		$11,089,715

Total Exchange-Traded Funds (identified cost $160,269,905)		$164,376,874

Short-Term Investments — 12.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(4)	80,653,029	$80,661,094

Total Short-Term Investments (identified cost $80,668,556)		$80,661,094

Total Investments — 99.3% (identified cost $561,739,034)		$652,821,964

Other Assets, Less Liabilities — 0.7%		$4,548,757

Net Assets — 100.0%		$657,370,721

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $393 or less than 0.05% of the Fund’s net assets.

(3)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $275,627.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	62.4%	$410,262,191
Germany	2.7	17,748,473
Switzerland	2.2	14,714,793
France	1.7	11,402,115
China	1.6	10,663,083
Sweden	1.1	7,047,799
Spain	0.8	5,238,634
Belgium	0.3	2,225,140
United Kingdom	0.3	1,790,733
Netherlands	0.3	1,692,852
Finland	0.3	1,621,246
Singapore	0.2	1,361,072
Norway	0.2	1,357,535
Denmark	0.2	1,319,424
Exchange-Traded Funds	25.0	164,376,874

Total Investments	99.3%	$652,821,964

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
MSCI Emerging Markets Index	1,420	Long	Dec-17	$79,520,000	$839,277

					$839,277

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

At November 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At November 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $839,277.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$35,744,589	$19,763,620		$—	$55,508,209
Consumer Staples	10,186,436	1,348,089		—	11,534,525
Energy	10,425,049	531,766		—	10,956,815
Financials	88,077,416	39,679,747		—	127,757,163
Health Care	3,703,113	1,596,237		—	5,299,350
Industrials	19,862,942	881,414		—	20,744,356
Information Technology	108,138,791	2,191,801		—	110,330,592
Materials	12,428,827	—		—	12,428,827
Telecommunication Services	3,582,548	—		—	3,582,548
Utilities	2,678,042	—		—	2,678,042
Total Common Stocks	$294,827,753	$65,992,674	*	$—	$360,820,427
U.S. Treasury Obligations	$—	$46,963,569		$—	$46,963,569
Exchange-Traded Funds	164,376,874	—		—	164,376,874
Short-Term Investments	—	80,661,094		—	80,661,094
Total Investments	$459,204,627	$193,617,337		$—	$652,821,964
Futures Contracts	$839,277	$—		$—	$839,277
Total	$460,043,904	$193,617,337		$—	$653,661,241

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 75.8%

Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co. (The)	15,449	$4,276,283
United Technologies Corp.	37,112	4,507,253

		$8,783,536

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	33,373	$4,053,151

		$4,053,151

Auto Components — 0.9%
Compagnie Generale des Etablissements Michelin, Class B	16,356	$2,371,710
Continental AG	9,599	2,558,399
Delphi Automotive PLC	37,223	3,896,131

		$8,826,240

Automobiles — 1.6%
Bayerische Motoren Werke AG	41,363	$4,175,815
Daimler AG	71,411	5,916,046
Volkswagen AG, PFC Shares	25,421	5,396,461

		$15,488,322

Banks — 8.0%
Banco Bilbao Vizcaya Argentaria SA	269,989	$2,314,652
Banco Santander SA	709,333	4,777,692
BNP Paribas SA	57,456	4,350,161
Chemical Financial Corp.	50,939	2,872,450
Citigroup, Inc.	74,362	5,614,331
CVB Financial Corp.	120,668	2,967,226
Danske Bank A/S	57,611	2,150,671
DNB ASA	126,643	2,306,846
Glacier Bancorp, Inc.	71,620	2,868,381
Great Western Bancorp, Inc.	65,364	2,700,841
ING Groep NV	232,355	4,198,700
JPMorgan Chase & Co.	92,179	9,634,549
Nordea Bank AB	170,898	2,004,018
Old National Bancorp	179,530	3,276,423
PacWest Bancorp	37,756	1,799,451
PNC Financial Services Group, Inc. (The)	38,056	5,349,151
Societe Generale SA	40,138	2,019,800
SunTrust Banks, Inc.	48,474	2,987,453
Svenska Handelsbanken AB, Class A	73,246	1,002,047
Swedbank AB, Class A	89,003	2,128,481
U.S. Bancorp	81,541	4,496,986
United Bankshares, Inc.	78,406	2,944,145
Westamerica Bancorporation	36,798	2,275,220

		$77,039,675

1

Security	Shares	Value
Beverages — 0.2%
PepsiCo, Inc.	17,797	$2,073,706

		$2,073,706

Biotechnology — 0.2%
Celgene Corp.(1)	18,253	$1,840,450

		$1,840,450

Capital Markets — 6.9%
Ameriprise Financial, Inc.	34,605	$5,648,574
Bank of New York Mellon Corp. (The)	85,584	4,684,868
BlackRock, Inc.	9,403	4,712,690
Charles Schwab Corp. (The)	111,830	5,456,186
CME Group, Inc.	18,788	2,809,558
Deutsche Boerse AG	10,871	1,233,781
FactSet Research Systems, Inc.	13,820	2,762,342
Franklin Resources, Inc.	98,279	4,260,395
Goldman Sachs Group, Inc. (The)	20,657	5,115,499
Intercontinental Exchange, Inc.	37,950	2,711,527
Moody’s Corp.	18,573	2,819,753
Morgan Stanley	68,597	3,540,291
Northern Trust Corp.	50,106	4,899,365
Partners Group Holding AG	3,526	2,428,335
S&P Global, Inc.	18,434	3,050,458
State Street Corp.	30,529	2,910,940
T. Rowe Price Group, Inc.	51,610	5,311,701
UBS Group AG	129,885	2,246,796

		$66,603,059

Chemicals — 2.9%
Air Products and Chemicals, Inc.	12,732	$2,075,825
DowDuPont, Inc.	70,527	5,075,123
Eastman Chemical Co.	24,530	2,265,836
Ecolab, Inc.	16,670	2,265,786
HB Fuller Co.	44,391	2,511,199
LyondellBasell Industries NV, Class A	20,574	2,154,098
Monsanto Co.	19,382	2,293,666
PPG Industries, Inc.	16,554	1,934,335
Praxair, Inc.	15,970	2,458,102
RPM International, Inc.	40,105	2,124,362
Sherwin-Williams Co. (The)	6,244	2,493,979

		$27,652,311

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	41,265	$1,766,142
Deluxe Corp.	29,596	2,104,276
UniFirst Corp.	17,119	2,798,956

		$6,669,374

Communications Equipment — 0.9%
Cisco Systems, Inc.	157,653	$5,880,457
InterDigital, Inc.	33,483	2,548,056

		$8,428,513

2

Security	Shares	Value
Consumer Finance — 1.3%
American Express Co.	53,967	$5,273,116
Capital One Financial Corp.	48,735	4,483,620
Discover Financial Services	35,634	2,515,760

		$12,272,496

Containers & Packaging — 0.8%
Avery Dennison Corp.	25,585	$2,919,760
Ball Corp.	51,236	2,044,829
International Paper Co.	44,033	2,492,708

		$7,457,297

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,709,346

		$1,709,346

Diversified Consumer Services — 0.2%
TAL Education Group ADR	68,100	$1,898,628

		$1,898,628

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	40,394	$7,796,446

		$7,796,446

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	121,928	$4,435,741
Verizon Communications, Inc.	38,279	1,948,018

		$6,383,759

Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	43,650	$3,055,936
Corning, Inc.	90,047	2,916,622
TE Connectivity, Ltd.	35,965	3,396,535
Vishay Intertechnology, Inc.	145,634	3,189,385

		$12,558,478

Energy Equipment & Services — 0.5%
Schlumberger, Ltd.	50,705	$3,186,809
TechnipFMC PLC	65,459	1,874,746

		$5,061,555

Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.	21,476	$1,562,594

		$1,562,594

Food Products — 0.4%
Nestle SA	50,949	$4,358,663

		$4,358,663

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	31,376	$2,059,521
McDonald’s Corp.	32,051	5,511,810
Sodexo SA	16,719	2,181,203
Starbucks Corp.	51,170	2,958,649
Wyndham Worldwide Corp.	18,330	2,060,109

		$14,771,292

3

Security	Shares	Value
Household Products — 0.2%
Procter & Gamble Co. (The)	17,702	$1,593,003

		$1,593,003

Industrial Conglomerates — 1.7%
3M Co.	33,103	$8,048,663
General Electric Co.	166,823	3,051,193
Honeywell International, Inc.	12,952	2,019,994
Roper Technologies, Inc.	11,167	2,983,934

		$16,103,784

Insurance — 9.3%
Aflac, Inc.	28,380	$2,487,223
Alleghany Corp.(1)	4,804	2,809,379
Allianz SE	26,872	6,346,477
Allstate Corp. (The)	50,667	5,201,474
American Financial Group, Inc.	43,045	4,522,308
American International Group, Inc.	59,453	3,564,802
Aon PLC	31,173	4,371,078
AXA SA	148,516	4,481,071
Baloise Holding AG	14,691	2,265,854
Brighthouse Financial, Inc.(1)	7,103	417,585
Chubb, Ltd.	27,475	4,179,222
Hannover Rueck SE	18,607	2,449,023
Hartford Financial Services Group, Inc.	81,934	4,706,289
Loews Corp.	85,308	4,289,286
Marsh & McLennan Cos., Inc.	30,146	2,530,154
MetLife, Inc.	78,136	4,194,341
Muenchener Rueckversicherungs-Gesellschaft AG	11,365	2,532,721
Progressive Corp. (The)	110,857	5,895,375
Prudential Financial, Inc.	43,011	4,982,394
Sampo Oyj, Class A	55,794	2,947,211
SCOR SE	29,277	1,192,411
Swiss Re AG	24,396	2,290,555
Travelers Cos., Inc. (The)	29,957	4,061,271
Willis Towers Watson PLC	27,361	4,399,649
Zurich Insurance Group AG	8,264	2,501,193

		$89,618,346

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)	7,700	$9,060,975
Ctrip.com International, Ltd. ADR(1)	47,080	2,169,446
JD.com, Inc. ADR(1)	58,380	2,186,331
Priceline Group, Inc. (The)(1)	1,790	3,114,081

		$16,530,833

Internet Software & Services — 5.5%
58.com, Inc. ADR(1)	33,210	$2,382,485
Alibaba Group Holding, Ltd. ADR(1)	21,160	3,747,013
Alphabet, Inc., Class A(1)	8,261	8,559,800
Alphabet, Inc., Class C(1)	8,283	8,460,339
Altaba, Inc.(1)	44,381	3,109,333
Autohome, Inc. ADR(1)	33,480	1,853,788
Baidu, Inc. ADR(1)	13,580	3,239,917
China Literature, Ltd.(1)(2)	86	995
eBay, Inc.(1)	55,778	1,933,823

4

Security	Shares	Value
Facebook, Inc., Class A(1)	57,296	$10,151,705
SINA Corp.(1)	18,990	1,856,652
Tencent Holdings, Ltd.	109,000	5,580,923
Weibo Corp. ADR(1)	20,730	2,250,449

		$53,127,222

IT Services — 5.3%
Accenture PLC, Class A	33,823	$5,006,142
Automatic Data Processing, Inc.	63,778	7,300,030
Cognizant Technology Solutions Corp., Class A	19,048	1,376,790
Fidelity National Information Services, Inc.	20,781	1,960,272
Fiserv, Inc.(1)	47,000	6,178,150
International Business Machines Corp.	21,100	3,248,767
Mastercard, Inc., Class A	48,637	7,318,409
Paychex, Inc.	99,122	6,671,902
PayPal Holdings, Inc.(1)	55,778	4,224,068
Visa, Inc., Class A	71,946	8,100,400

		$51,384,930

Machinery — 1.0%
Caterpillar, Inc.	23,886	$3,371,509
Cummins, Inc.	7,370	1,233,738
Ingersoll-Rand PLC	27,142	2,378,182
ITT, Inc.	47,907	2,596,559

		$9,579,988

Media — 1.7%
Comcast Corp., Class A	164,788	$6,186,141
Liberty Global PLC, Class C(1)	43,579	1,343,541
Omnicom Group, Inc.	23,769	1,698,057
Twenty-First Century Fox, Inc., Class A	66,904	2,136,914
Walt Disney Co. (The)	49,221	5,159,345

		$16,523,998

Multiline Retail — 0.2%
Target Corp.	28,315	$1,696,069

		$1,696,069

Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	60,676	$7,219,837
Exxon Mobil Corp.	100,303	8,354,237
Phillips 66	35,244	3,438,405

		$19,012,479

Pharmaceuticals — 1.6%
Johnson & Johnson	61,285	$8,538,839
Merck & Co., Inc.	34,502	1,906,926
Novartis AG	16,997	1,458,285
Pfizer, Inc.	61,213	2,219,583
Roche Holding AG PC	3,958	1,000,246

		$15,123,879

Road & Rail — 0.4%
Union Pacific Corp.	31,024	$3,924,536

		$3,924,536

5

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.(1)	58,534	$4,388,294
Analog Devices, Inc.	30,549	2,630,574
Applied Materials, Inc.	87,982	4,642,810
Broadcom, Ltd.	11,928	3,315,268
Intel Corp.	134,140	6,014,838
MKS Instruments, Inc.	56,058	5,286,269
QUALCOMM, Inc.	36,194	2,401,110
Silicon Laboratories, Inc.(1)	42,109	3,836,130
Texas Instruments, Inc.	45,264	4,403,735
Xperi Corp.	65,349	1,261,236

		$38,180,264

Software — 4.0%
Adobe Systems, Inc.(1)	20,233	$3,671,683
CDK Global, Inc.	39,020	2,695,892
Intuit, Inc.	43,110	6,777,754
Micro Focus International PLC ADR(1)	9,128	305,788
Microsoft Corp.	173,706	14,620,834
Oracle Corp.	162,912	7,992,463
salesforce.com, Inc.(1)	24,814	2,588,596

		$38,653,010

Specialty Retail — 1.9%
Hennes & Mauritz AB, Class B	48,867	$1,150,075
Home Depot, Inc. (The)	46,709	8,399,212
Industria de Diseno Textil SA	99,960	3,535,884
Lowe’s Cos., Inc.	27,547	2,296,594
TJX Cos., Inc. (The)	42,086	3,179,597

		$18,561,362

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	123,323	$21,193,058
Hewlett Packard Enterprise Co.	66,476	927,340

		$22,120,398

Textiles, Apparel & Luxury Goods — 1.6%
adidas AG	20,782	$4,342,997
Compagnie Financiere Richemont SA, Class A	14,930	1,286,727
LVMH Moet Hennessy Louis Vuitton SE	18,593	5,416,353
NIKE, Inc., Class B	39,604	2,392,874
Swatch Group AG (The)	4,987	1,822,417

		$15,261,368

Tobacco — 0.2%
Philip Morris International, Inc.	18,363	$1,886,798

		$1,886,798

Total Common Stocks (identified cost $514,314,572)		$732,171,158

6

Exchange-Traded Funds — 7.7%

Security	Shares	Value
Equity Funds — 7.7%
iShares MSCI China ETF	438,060	$29,017,094
iShares MSCI South Korea Capped ETF	146,200	10,986,930
iShares MSCI Taiwan Capped ETF	258,050	9,573,655
VanEck Vectors Junior Gold Miners ETF	470,000	14,875,500
WisdomTree India Earnings Fund	373,300	9,982,042

Total Exchange-Traded Funds (identified cost $65,294,003)		$74,435,221

Short-Term Investments — 15.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(3)	153,236,860	$153,252,184

Total Short-Term Investments (identified cost $153,274,854)		$153,252,184

Total Investments — 99.4% (identified cost $732,883,429)		$959,858,563

Other Assets, Less Liabilities — 0.6%		$5,457,749

Net Assets — 100.0%		$965,316,312

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $995 or less than 0.05% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $493,582.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	76.8%	$740,881,060
Germany	3.6	34,951,720
China	2.8	27,166,627
Switzerland	2.6	25,055,606
France	2.3	22,012,709
Spain	1.1	10,628,228

7

Country	Percentage of Net Assets	Value
Sweden	0.7%	$6,284,621
Netherlands	0.4	4,198,700
United Kingdom	0.4	3,524,075
Singapore	0.3	3,315,268
Finland	0.3	2,947,211
Norway	0.2	2,306,846
Denmark	0.2	2,150,671
Exchange-Traded Funds	7.7	74,435,221

Total Investments	99.4%	$959,858,563

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
MSCI Emerging Markets Index	2,670	Long	Dec-17	$ 149,520,000	$1,578,077

					$1,578,077

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

At November 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

At November 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $1,578,077.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$71,113,371	$40,154,087		$—	$111,267,458
Consumer Staples	7,116,101	4,358,663		—	11,474,764
Energy	24,074,034	—		—	24,074,034
Financials	193,161,526	60,168,496		—	253,330,022
Health Care	14,505,798	2,458,531		—	16,964,329
Industrials	49,114,369	—		—	49,114,369
Information Technology	218,870,897	5,581,918		—	224,452,815
Materials	35,109,608	—		—	35,109,608
Telecommunication Services	6,383,759	—		—	6,383,759
Total Common Stocks	$619,449,463	$112,721,695	*	$—	$732,171,158
Exchange-Traded Funds	$74,435,221	$—		$—	$74,435,221
Short-Term Investments	—	153,252,184		—	153,252,184
Total Investments	$693,884,684	$265,973,879		$—	$959,858,563
Futures Contracts	$1,578,077	$—		$—	$1,578,077
Total	$695,462,761	$265,973,879		$—	$961,436,640

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Worldwide Health Sciences Fund

November 30, 2017 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2017, the value of the Fund’s investment in the Portfolio was $1,094,518,009 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Biotechnology — 25.4%
AbbVie, Inc.	384,088	$37,225,809
Alexion Pharmaceuticals, Inc.(1)	133,485	14,657,988
Biogen, Inc.(1)	117,233	37,768,956
BioMarin Pharmaceutical, Inc.(1)	164,863	14,145,245
Celgene Corp.(1)	386,544	38,975,231
Galapagos NV(1)	71,363	6,260,286
Gilead Sciences, Inc.	505,918	37,832,548
Incyte Corp.(1)	124,411	12,315,445
Ligand Pharmaceuticals, Inc.(1)	55,407	7,305,413
Regeneron Pharmaceuticals, Inc.(1)	39,536	14,306,497
Shire PLC	701,207	34,762,570
Vertex Pharmaceuticals, Inc.(1)	154,789	22,334,505

		$277,890,493

Health Care Distributors — 0.7%
Amplifon SpA	527,415	$8,257,174

		$8,257,174

Health Care Equipment — 13.4%
Boston Scientific Corp.(1)	816,790	$21,465,241
Danaher Corp.	291,350	27,491,786
Edwards Lifesciences Corp.(1)	153,061	17,938,749
Hologic, Inc.(1)	202,173	8,434,658
Intuitive Surgical, Inc.(1)	74,076	29,614,103
Koninklijke Philips NV	357,605	13,864,926
Teleflex, Inc.	52,474	13,932,896
Wright Medical Group NV(1)	588,290	14,301,330

		$147,043,689

Health Care Facilities — 1.6%
HCA Healthcare, Inc.(1)	209,606	$17,816,510

		$17,816,510

Health Care Services — 0.6%
UDG Healthcare PLC	543,774	$6,178,603

		$6,178,603

Health Care Supplies — 2.1%
ConvaTec Group PLC(2)	3,873,639	$10,195,191
Cooper Cos., Inc. (The)	33,515	8,083,148
West Pharmaceutical Services, Inc.	47,392	4,735,883

		$23,014,222

Health Care Technology — 0.5%
Cotiviti Holdings, Inc.(1)	162,400	$5,307,232

		$5,307,232

1

Security	Shares	Value
Life Sciences Tools & Services — 3.8%
Agilent Technologies, Inc.	153,849	$10,652,505
Thermo Fisher Scientific, Inc.	157,958	30,447,984

		$41,100,489

Managed Health Care — 12.9%
Aetna, Inc.	154,756	$27,883,936
Anthem, Inc.	51,042	11,992,828
Centene Corp.(1)	155,669	15,892,248
Humana, Inc.	83,440	21,766,159
UnitedHealth Group, Inc.	281,146	64,149,083

		$141,684,254

Pharmaceuticals — 38.4%
Allergan PLC	139,059	$24,172,626
AstraZeneca PLC	246,163	15,886,950
Bayer AG	301,615	38,499,081
Bristol-Myers Squibb Co.	565,824	35,754,418
Eli Lilly & Co.	559,742	47,376,563
Galenica AG(1)(2)	125,114	6,088,886
Johnson & Johnson	347,253	48,382,760
Merck & Co., Inc.	192,999	10,667,055
Novo Nordisk A/S, Class B	566,339	29,273,461
Pacira Pharmaceuticals, Inc.(1)	205,136	9,477,283
Pfizer, Inc.	1,327,953	48,151,576
Roche Holding AG PC	200,244	50,604,644
Santen Pharmaceutical Co., Ltd.	452,401	6,895,776
UCB SA	192,934	14,423,710
Zoetis, Inc.	476,558	34,450,378

		$420,105,167

Total Common Stocks (identified cost $895,562,137)		$1,088,397,833

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(3)	1,766,422	$1,766,599

Total Short-Term Investments (identified cost $1,766,599)		$1,766,599

Total Investments — 99.6% (identified cost $897,328,736)		$1,090,164,432

Other Assets, Less Liabilities — 0.4%		$4,353,950

Net Assets — 100.0%		$1,094,518,382

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

2

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $16,284,077 or 1.5% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $7,389.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	80.7%	$883,735,744
Switzerland	5.2	56,693,530
Germany	3.5	38,499,081
Denmark	2.7	29,273,461
United Kingdom	2.4	26,082,141
Belgium	1.9	20,683,996
Netherlands	1.3	13,864,926
Italy	0.7	8,257,174
Japan	0.6	6,895,776
Ireland	0.6	6,178,603

Total Investments	99.6%	$1,090,164,432

Abbreviations:

PC	-	Participation Certificate

The Portfolio did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At November 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$236,867,637	$41,022,856		$—	$277,890,493
Health Care Distributors	—	8,257,174		—	8,257,174
Health Care Equipment	133,178,763	13,864,926		—	147,043,689
Health Care Facilities	17,816,510	—		—	17,816,510
Health Care Services	—	6,178,603		—	6,178,603
Health Care Supplies	12,819,031	10,195,191		—	23,014,222
Health Care Technology	5,307,232	—		—	5,307,232
Life Sciences Tools & Services	41,100,489	—		—	41,100,489
Managed Health Care	141,684,254	—		—	141,684,254
Pharmaceuticals	258,432,659	161,672,508		—	420,105,167
Total Common Stocks	$847,206,575	$241,191,258	*	$—	$1,088,397,833
Short-Term Investments	$—	$1,766,599		$—	$1,766,599
Total Investments	$847,206,575	$242,957,857		$—	$1,090,164,432

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At November 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018